AllianzGI Behavioral Advantage Large Cap Fund
AllianzGI Behavioral Advantage Large Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 293 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Behavioral Advantage Large Cap Fund		Class A	Class C	Institutional Class	Class P	Class D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Behavioral Advantage Large Cap Fund		Class A	Class C	Institutional Class	Class P	Class D
Management Fees		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	0.25%
Other Expenses		0.37%	0.43%	0.36%	0.41%	3.57%
Total Annual Fund Operating Expenses		1.02%	1.83%	0.76%	0.81%	4.22%
Expense Reductions	[1]	(0.21%)	(0.26%)	(0.21%)	(0.16%)	(3.41%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	0.81%	1.57%	0.55%	0.65%	0.81%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors Fund Management LLC ("Allianz Global Fund Management" or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2016 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.81% for Class A shares, 1.57% for Class C shares, 0.55% for Institutional Class shares, 0.65% for Class P shares and 0.81% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Behavioral Advantage Large Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	628	837	1,063	1,711
Class C	260	550	966	2,127
Institutional Class	56	222	402	923
Class P	66	243	434	987
Class D	83	969	1,869	4,181

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Behavioral Advantage Large Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	628	837	1,063	1,711
Class C	160	550	966	2,127
Institutional Class	56	222	402	923
Class P	66	243	434	987
Class D	83	969	1,869	4,181

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2014 was 89% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization companies based in the U.S. For purposes of this policy, the Fund currently considers a company to be a large capitalization U.S.-based company if it is in the top 1,000 largest U.S.-based companies ranked by market capitalization (i.e., market capitalization of between $748.25 billion and $2.57 billion as of February 28, 2015). As the portfolio managers’ initial investment universe generally consists of stocks of the top 1,500 companies ranked by market capitalization based in the U.S., a portion (though typically less than 20%) of the Fund’s assets will be invested in companies ranked between the 1,001st and the 1,500th largest by market capitalization (i.e., between $2.56 billion and $1.15 billion as of February 28, 2015). The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S.

The Fund seeks to achieve its investment objective by building a diversified portfolio of large capitalization U.S. stocks in a disciplined process that applies Fuller & Thaler’s proprietary research on the behavioral biases of other investors. The portfolio managers begin with a universe of the largest 1,500 U.S. stocks and ultimately select approximately 300-500 stocks through a two-step process.

First, the Fund starts with Fuller & Thaler’s proprietary alternative U.S. equity index which represents the U.S. large capitalization universe but does not weight stocks by market capitalization. Fuller & Thaler believes that market capitalizations are a combination of size and investor errors; so traditional market cap-weighted indices by definition buy more of large capitalization stocks and more of over-priced stocks. Fuller & Thaler’s proprietary alternative U.S. equity index is based on accounting measures of size and past investor over-reaction. The starting index is expected to have the broad diversification of the S&P 500 Index with respect to position count, and similar sector and style exposures to the Index.

Second, the portfolio managers apply a behavioral overlay that capitalizes on the biases of other investors. This is based on Fuller & Thaler’s more than 20 years of proprietary research applying behavioral finance insights to the stock market. Fuller & Thaler’s research finds that stocks are good investments when other investors under-react to good news or over-react to bad news. The Fund buys more of stocks where the portfolio managers believe investors are likely under-reacting to dull, unexpected good news and more of stocks where the portfolio managers believe investors are likely over-reacting to bad news and biased against the stock.

Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, the S&P 500 Index, and may adjust allocations as the portfolio managers deem necessary or appropriate.

The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

The Fund may utilize stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest in derivative instruments as of the most recent fiscal year end, it may do so at any time. The Fund may also invest in exchange traded funds (ETFs).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class D performance would be similar to Class A performance because of the similar expenses paid by Class A shares. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Institutional Class and Class P performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 01/01/2012–03/31/2012	14.47%
Lowest 04/01/2012–06/30/2012	-0.16%

Average Annual Total Returns (for periods ended 12/31/14)
Average Annual Returns AllianzGI Behavioral Advantage Large Cap Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	4.75%	19.88%	Sep. 08, 2011
Class C	9.01%	21.01%	Sep. 08, 2011
Institutional Class	11.19%	22.33%	Sep. 08, 2011
Class P	11.00%	22.19%	Sep. 08, 2011
Class D	10.87%	21.94%	Sep. 08, 2011
After Taxes on Distributions Class A	1.72%	17.34%
After Taxes on Distributions and Sale of Fund Shares Class A	3.49%	14.80%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	20.70%	Sep. 08, 2011
Lipper Multi-Cap Core Funds Average	9.98%	17.68%	Sep. 08, 2011

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.